Financial Instruments - Summary of Contractually Fixed and Variable Pay-offs for Settlement, Repayments and Interest Resulting from Recognized Financial Liabilities (Detail) $ in Millions	Dec. 31, 2024 MXN ($)
2025
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	$ (312)
2025 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	1,727
2025 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	1,587
2026
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	(343)
2026 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	2,928
2026 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	3
2027
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	(268)
2027 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	8,495
2027 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2028
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	0
2028 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	9,961
2028 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2029
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	0
2029 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	5,492
2029 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2030 and thereafter
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	(1,956)
2030 and thereafter | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	43,504
2030 and thereafter | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	$ 0